United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2010

Date of Reporting Period: 12/31/2010

Item 1.                      Reports to Stockholders

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended December 31,				Period Ended 12/31/2006[1]
	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$10.37	$8.76	$10.21	$10.33	$10.00
Income From Investment Operations:
Net investment income	0.57	0.59	0.58	0.62	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.41	1.61	(1.44)	(0.10)	0.34
TOTAL FROM INVESTMENT OPERATIONS	0.98	2.20	(0.86)	0.52	0.67
Less Distributions:
Distributions from net investment income	(0.57)	(0.59)	(0.58)	(0.62)	(0.33)
Distributions from net realized gain on investments and futures contracts	—	—	(0.01)	(0.02)	(0.01)
TOTAL DISTRIBUTIONS	(0.57)	(0.59)	(0.59)	(0.64)	(0.34)
Net Asset Value, End of Period	$10.78	$10.37	$8.76	$10.21	$10.33
Total Return[2]	9.56%	25.84%	(8.75)%	5.22%	6.78%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%	0.00%	0.00%	0.00%[3]
Net investment income	5.28%	6.01%	6.03%	6.09%	6.07%[3]
Expense waiver/reimbursement[4]	0.85%	1.68%	2.40%	4.89%[5]	6.04%[3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$46,004	$30,886	$12,525	$7,797	$5,165
Portfolio turnover	31%	42%	89%	29%	20%
1	Reflects operations for the period from June 20, 2006 (start of performance) to December 31, 2006.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
1

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,027.00	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report
2

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2010, was 9.56%. The total return of the Baa (BBB) Component of the Barclays Capital U.S. Credit Index (BCUSCI),1 was 10.03% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BCUSCI.

During the period, the most significant factors affecting the Fund's performance relative to the BCUSCI were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as “sectors”); (2) duration, which determines the sensitivity of the change in price of the portfolio to changes in interest rates; (3) selection of securities with different maturities (referred to as “yield curve” strategy); and (4) individual security selection.

Market Overview

A number of economic and credit environments evolved in 2010. The beginning of the year was a period of economic optimism, as the economy was benefiting from the federal government stimulus programs. The improved outlook on the economy, and the Federal Reserve's (the “Fed”) commitment to maintaining low interest rates through accommodative monetary policies, including a Federal Funds target range of 0% to 0.25% and direct purchases of U.S. Treasury and agency-backed mortgage securities, resulted in an increase in investors' appetite for risk. Risk assets, including corporate and high yield bonds produced total returns in excess of the U.S. Treasury market returns during this period. In addition, lower quality bonds outperformed higher quality bonds. However, in the second quarter of the year, the sustainability of the economic recovery, the Gulf of Mexico oil spill and the European sovereign debt crisis led to a reduction in risk based assets. The ensuing flight to quality drove down U.S. Treasury rates, while corporate bonds underperformed comparable maturity U.S. Treasuries. Speculation later in the summer that the Fed would announce a new asset purchase program to help avoid deflation in the United States also kept U.S. Treasury yields at extremely low levels. This low yield environment, coupled with improving economic data, again provided the backdrop for risk based assets to outperform U.S. Treasuries in the second half of the year. Despite the intentions of the Fed's $600 billion U.S. Treasury purchasing program, U.S. Treasury yields increased significantly in December. The extension of former President Bush's tax cuts and a reduction in the social security tax rate also contributed to the rise in U.S. Treasury rates.

Sector

Sector allocation was a positive performance contributor relative to the BCUSCI. The Fund maintained an underweight position in sovereign debt due primarily to the valuation of that sector. In addition, the Fund held a portion of assets in the financial sector. These securities are rated higher than Baa and contributed positively to the Fund's performance for the year.

Duration

Duration was the main contributor to the Fund's underperformance for the year. As discussed above, interest rates were volatile during the year. The Fund's duration, which was less than the BCUSCI in the middle of the year and longer than the BCUSCI at the end of the year, caused a performance drag for the Fund.

Yield Curve

The yield curve strategy benefited Fund performance during the year relative to the BCUSCI. The Fund was positioned for a steepening of the yield curve (i.e., longer rates increase more than shorter rates), and also by owning more intermediate maturities (i.e., between three and seven years to maturity) relative to the BCUSCI. For the year, interest rates declined for all maturities beyond three months with the greatest declines in the intermediate part of the curve, benefiting shareholders.

Security Selection

In total, individual security selection varied widely in terms of relative contributions to the Fund's performance, but combined to generate a modest outperformance relative to the BCUSCI. No particular industries or securities individually were noted; it is simply the collection of bonds slightly outperforming the BCUSCI.

1	The BCUSCI is an unmanaged index composed of corporate bonds or securities represented by the following sectors: Industrial, Utility and Finance, including both U.S. and non-U.S. corporations and non-corporate bonds or securities represented by sovereigns, supranationals, foreign agencies and foreign local governments. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

3

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Corporate Bond Strategy Portfolio (the “Fund”) from June 20, 2006 (start of performance) to December 31, 2010, compared to the Baa (BBB) Component of the Barclays Capital U.S. Credit Index (BCUSCI).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	9.56%
Start of Performance (6/20/2006)	7.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	Represents a hypothetical investment of $10,000 in the Fund.
2	The BCUSCI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report
4

Portfolio of Investments Summary Table (unaudited)

At December 31, 2010, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	92.2%
Foreign Government Debt Securities	4.7%
Derivative Contracts[2]	(0.1)%
Cash Equivalents[3]	2.0%
Other Assets and Liabilities — Net[4]	1.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report
5

Portfolio of Investments

December 31, 2010

Principal Amount or Shares			Value
		Corporate Bonds – 92.2%
		Basic Industry - Chemicals – 3.6%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	16,063
140,000		Albemarle Corp., Sr. Unsecd. Note, 4.50%, 12/15/2020	137,904
525,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	658,985
250,000		Eastman Chemical Co., Sr. Unsecd. Note, 5.50%, 11/15/2019	264,796
120,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, 4.00%, 12/7/2015	117,984
85,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	86,506
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	109,596
135,000		RPM International, Inc., 6.50%, 2/15/2018	144,351
105,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	108,954
		TOTAL	1,645,139
		Basic Industry - Metals & Mining – 7.0%
195,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	202,786
150,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	163,682
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	128,700
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	241,026
100,000		ArcelorMittal, 6.125%, 6/1/2018	106,708
600,000		ArcelorMittal, Sr. Unsecd. Note, 5.25%, 8/5/2020	594,278
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	82,132
125,000		Barrick Gold Corp., Sr. Unsecd. Note, 6.95%, 4/1/2019	153,629
130,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	130,975
250,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	239,615
259,000		Newmont Mining Corp., Company Guarantee, 5.125%, 10/1/2019	284,350
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	104,843
100,000		Rio Tinto Finance USA Ltd., 9.00%, 5/1/2019	134,661
50,000		Rio Tinto Finance USA Ltd., Company Guarantee, 6.50%, 7/15/2018	58,224
100,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	104,050
350,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	367,697
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	109,592
		TOTAL	3,206,948
		Basic Industry - Paper – 1.6%
100,000		International Paper Co., Bond, 7.30%, 11/15/2039	114,500
245,000		International Paper Co., Sr. Unsecd. Note, 7.50%, 8/15/2021	289,486
140,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	133,504
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	101,360
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	109,426
		TOTAL	748,276
		Capital Goods - Aerospace & Defense – 1.5%
125,000	[1,2]	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	134,892
150,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/15/2020	159,000
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	184,187
100,000		Goodrich Corp., 4.875%, 3/1/2020	104,778
100,000	[1,2]	Meccanica Holdings USA, Inc., Company Guarantee, Series 144A, 6.25%, 1/15/2040	94,213
		TOTAL	677,070
		Capital Goods - Building Materials – 0.5%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	104,592
30,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	31,523
Annual Shareholder Report
6

Principal Amount or Shares			Value
$100,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	104,209
		TOTAL	240,324
		Capital Goods - Diversified Manufacturing – 1.5%
30,000		Harsco Corp., 5.75%, 5/15/2018	32,817
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	115,145
50,000		Textron Financial Corp., 5.40%, 4/28/2013	51,843
136,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	116,450
100,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	106,092
100,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	110,532
150,000		Tyco International Finance SA, Note, 4.125%, 10/15/2014	159,090
		TOTAL	691,969
		Capital Goods - Environmental – 1.0%
200,000		Republic Services, Inc., Company Guarantee, Series WI, 5.50%, 9/15/2019	218,812
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	129,543
25,000		Waste Management, Inc., 7.375%, 3/11/2019	30,356
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	89,113
		TOTAL	467,824
		Capital Goods - Packaging – 0.5%
220,000		Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	213,003
		Communications - Media & Cable – 4.0%
225,000		Comcast Corp., 7.05%, 3/15/2033	258,917
315,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	346,097
100,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	115,655
50,000		Comcast Corp., Sr. Sub. Deb., 10.625%, 7/15/2012	56,590
120,000		Cox Communications, Inc., 7.125%, 10/1/2012	131,661
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	137,732
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	99,651
420,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	520,924
50,000		Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	63,917
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	111,663
		TOTAL	1,842,807
		Communications - Media Noncable – 2.0%
100,000		Discovery Communications LLC, Company Guarantee, 5.05%, 6/1/2020	105,945
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	112,874
70,000		Moody's Corp., Sr. Unsecd. Note, 5.50%, 9/1/2020	69,290
100,000		News America Holdings, Inc., Sr. Deb., 6.75%, 1/9/2038	111,964
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	86,327
150,000		News America, Inc., Company Guarantee, 5.65%, 8/15/2020	168,394
150,000		News America, Inc., Company Guarantee, 6.90%, 8/15/2039	171,885
100,000	[1,2]	Pearson Funding Two PLC, Sr. Unsecd. Note, Series 144A, 4.00%, 5/17/2016	101,070
		TOTAL	927,749
		Communications - Telecom Wireless – 1.0%
175,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	173,730
150,000	[1,2]	Crown Castle Towers LLC, Sr. Secd. Note, Series 144A, 5.495%, 1/15/2017	156,934
100,000	[1,2]	SBA Tower Trust, Series 144A, 5.101%, 4/15/2017	103,099
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,253
		TOTAL	439,016
		Communications - Telecom Wirelines – 3.3%
300,000		CenturyLink, Inc., Sr. Note, 6.15%, 9/15/2019	301,409
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Principal Amount or Shares			Value
$420,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	452,093
200,000		Deutsche Telekom International Finance BV, Company Guarantee, 6.00%, 7/8/2019	227,877
90,000		Rogers Communications, Inc., 5.50%, 3/15/2014	98,010
100,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	120,148
325,000		Telecom Italia Capital SA, Company Guarantee, 6.00%, 9/30/2034	273,018
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	41,248
		TOTAL	1,513,803
		Consumer Cyclical - Automotive – 2.3%
50,000	[1,2]	American Honda Finance Corp., 7.625%, 10/1/2018	61,196
50,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	56,641
165,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	219,476
170,000	[1,2]	Hyundai Capital Services, Inc., Note, Series 144A, 6.00%, 5/5/2015	184,586
180,000		Johnson Controls, Inc., Sr. Unsecd. Note, 5.00%, 3/30/2020	191,767
250,000	[1,2]	Nissan Motor Acceptance Corp., Note, 4.50%, 1/30/2015	259,268
100,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	100,825
		TOTAL	1,073,759
		Consumer Cyclical - Entertainment – 2.1%
50,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.15%, 4/30/2020	52,105
150,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 5.95%, 4/1/2041	150,812
50,000	[1,2]	NBC Universal, Inc., Sr. Unsecd. Note, Series 144A, 6.40%, 4/30/2040	52,659
200,000		Time Warner, Inc., Company Guarantee, 6.20%, 3/15/2040	212,867
450,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	484,141
		TOTAL	952,584
		Consumer Cyclical - Lodging – 0.8%
250,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	243,920
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	130,967
		TOTAL	374,887
		Consumer Cyclical - Retailers – 0.9%
40,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	44,273
175,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	195,714
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	74,250
130,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	124,150
		TOTAL	438,387
		Consumer Cyclical - Services – 0.2%
110,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	111,100
		Consumer Non-Cyclical - Food/Beverage – 2.8%
80,000	[1,2]	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	91,563
70,000		Dr. Pepper Snapple Group, Inc., Company Guarantee, 2.35%, 12/21/2012	71,635
146,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	156,233
270,000		Kraft Foods, Inc., Sr. Unsecd. Note, 2.625%, 5/8/2013	277,831
250,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	285,990
300,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.50%, 2/9/2040	337,354
60,000		Ralcorp Holdings, Inc., Sr. Secd. Note, 6.625%, 8/15/2039	62,361
		TOTAL	1,282,967
		Consumer Non-Cyclical - Health Care – 2.0%
125,000		Boston Scientific Corp., 4.50%, 1/15/2015	127,744
200,000		Boston Scientific Corp., 6.00%, 1/15/2020	208,843
35,000		CareFusion Corp., Sr. Unsecd. Note, 6.375%, 8/1/2019	39,609
200,000		Express Scripts, Inc., Company Guarantee, 5.25%, 6/15/2012	211,557
Annual Shareholder Report
8

Principal Amount or Shares			Value
$210,000		Life Technologies Corp., Sr. Note, 6.00%, 3/1/2020	225,447
50,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 4.75%, 1/30/2020	49,867
10,000		Quest Diagnostics, Inc., Sr. Unsecd. Note, 5.75%, 1/30/2040	9,451
50,000		Zimmer Holdings, Inc., Sr. Note, 5.75%, 11/30/2039	51,342
		TOTAL	923,860
		Consumer Non-Cyclical - Pharmaceuticals – 0.3%
140,000		Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	135,275
		Consumer Non-Cyclical - Products – 1.3%
100,000		Clorox Co., Sr. Unsecd. Note, 3.55%, 11/1/2015	103,291
90,000		Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	91,323
140,000		Whirlpool Corp., 5.50%, 3/1/2013	148,760
220,000		Whirlpool Corp., Note, 8.00%, 5/1/2012	237,151
		TOTAL	580,525
		Consumer Non-Cyclical - Supermarkets – 0.5%
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	114,769
100,000		Kroger Co., Note, 6.80%, 12/15/2018	116,645
		TOTAL	231,414
		Consumer Non-Cyclical - Tobacco – 2.1%
415,000		Altria Group, Inc., 9.25%, 8/6/2019	542,657
200,000		Altria Group, Inc., Company Guarantee, 4.125%, 9/11/2015	209,622
200,000		Reynolds American, Inc., Company Guarantee, 7.25%, 6/15/2037	204,000
		TOTAL	956,279
		Energy - Independent – 4.4%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	136,302
50,000		Canadian Natural Resources Ltd., 5.45%, 10/1/2012	53,654
125,000		Canadian Natural Resources Ltd., 5.85%, 2/1/2035	129,449
800,000		Petroleos Mexicanos, Company Guarantee, Series WI, 4.875%, 3/15/2015	846,367
190,000		Petroleos Mexicanos, Company Guarantee, Series WI, 5.50%, 1/21/2021	193,383
240,000		Petroleos Mexicanos, Company Guarantee, Series WI, 6.00%, 3/5/2020	258,403
350,000		Talisman Energy, Inc., Sr. Unsecd. Note, 3.75%, 2/1/2021	330,513
57,182	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	60,184
		TOTAL	2,008,255
		Energy - Integrated – 2.3%
100,000		Hess Corp., 7.00%, 2/15/2014	113,863
300,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	299,479
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	117,495
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	94,327
400,000		Suncor Energy, Inc., Sr. Unsecd. Note, 6.50%, 6/15/2038	446,338
		TOTAL	1,071,502
		Energy - Oil Field Services – 1.2%
35,000	[1,2]	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	33,986
100,000		Nabors Industries, Inc., Company Guarantee, 9.25%, 1/15/2019	123,888
90,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	93,550
300,000		Weatherford International Ltd., 7.00%, 3/15/2038	325,482
		TOTAL	576,906
		Energy - Refining – 1.5%
450,000		Valero Energy Corp., 9.375%, 3/15/2019	558,823
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	132,687
		TOTAL	691,510
Annual Shareholder Report
9

Principal Amount or Shares			Value
		Financial Institution - Banking – 5.3%
$200,000		Bank of America Corp., Sr. Unsecd. Note, 3.70%, 9/1/2015	198,965
200,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	207,588
30,000		Capital One Capital IV, 6.745%, 2/17/2037	29,925
170,000		Capital One Capital V, 10.25%, 8/15/2039	182,963
150,000		Capital One Capital VI, 8.875%, 5/15/2040	157,312
240,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	273,228
125,000		Citigroup, Inc., Note, 4.75%, 5/19/2015	131,639
100,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	104,222
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	139,540
270,000		City National Corp., Note, 5.25%, 9/15/2020	266,213
100,000		Goldman Sachs Group, Inc., 6.00%, 6/15/2020	108,235
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2015	161,664
40,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	42,191
265,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	280,774
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	38,005
50,000		PNC Funding Corp., Sr. Unsecd. Note, 5.125%, 2/8/2020	52,543
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	57,154
		TOTAL	2,432,161
		Financial Institution - Brokerage – 3.8%
190,000	[1,2]	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	192,318
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	11,405
75,000	[1,2]	FMR LLC, 4.75%, 3/1/2013	78,547
50,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	54,096
50,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	52,159
50,000		Jefferies Group, Inc., Sr. Unsecd. Note, 6.875%, 4/15/2021	52,727
385,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	441,753
80,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2015	81,713
540,000		Raymond James Financial, Inc., 8.60%, 8/15/2019	637,461
125,000		TD Ameritrade Holding Corp., Company Guarantee, 4.15%, 12/1/2014	129,438
		TOTAL	1,731,617
		Financial Institution - Finance Noncaptive – 1.7%
250,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	260,937
300,000		Discover Bank, Sub., 8.70%, 11/18/2019	353,698
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	93,000
30,000	[1,2]	Macquarie Group Ltd., Note, Series 144A, 7.625%, 8/13/2019	33,251
70,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	70,708
		TOTAL	811,594
		Financial Institution - Insurance — Health – 0.3%
100,000		Wellpoint, Inc., Sr. Unsecd. Note, 7.00%, 2/15/2019	117,601
		Financial Institution - Insurance - Life – 3.1%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	84,286
50,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	54,579
200,000		Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	219,041
100,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2069	135,000
50,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	49,600
150,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	176,591
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, 4.75%, 9/17/2015	213,113
300,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.375%, 6/21/2020	314,398
Annual Shareholder Report
10

Principal Amount or Shares			Value
$150,000		Prudential Financial, Inc., Sr. Unsecd. Note, 5.80%, 6/15/2012	159,332
		TOTAL	1,405,940
		Financial Institution - Insurance - P&C – 2.2%
400,000		CNA Financial Corp., 6.50%, 8/15/2016	428,865
100,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	102,659
50,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	49,874
50,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	54,928
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	78,891
125,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	130,107
75,000	[1,2]	Nationwide Mutual Insurance Co., Note, Series 144A, 9.375%, 8/15/2039	87,876
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	83,902
		TOTAL	1,017,102
		Financial Institution - REITs – 4.2%
100,000		AMB Property LP, 6.30%, 6/1/2013	107,105
100,000		AMB Property LP, Company Guarantee, 6.125%, 12/1/2016	108,696
100,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	108,993
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	74,500
200,000		Equity One, Inc., Sr. Unsecd. Note, 6.25%, 12/15/2014	211,239
230,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	242,542
200,000		Liberty Property LP, 6.625%, 10/1/2017	227,905
230,000		Prologis, Conv. Bond, 2.25%, 4/1/2037	229,326
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	134,232
70,000		Prologis, Sr. Note, 7.625%, 8/15/2014	78,996
210,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	201,284
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	80,962
110,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	118,003
		TOTAL	1,923,783
		Technology – 2.0%
140,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2015	142,800
100,000		BMC Software, Inc., 7.25%, 6/1/2018	115,782
240,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	265,297
45,000		Harris Corp., 5.95%, 12/1/2017	49,810
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	104,752
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	110,242
60,000		Maxim Integrated Products, Inc., Note, 3.45%, 6/14/2013	61,276
50,000	[1,2]	SAIC, Inc., Company Guarantee, Series 144A, 5.95%, 12/1/2040	50,979
		TOTAL	900,938
		Transportation - Airlines – 0.2%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	78,458
		Transportation - Railroads – 1.6%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	81,607
210,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	218,748
100,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	96,892
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	111,884
100,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	112,566
125,000		Union Pacific Corp., 4.875%, 1/15/2015	134,920
		TOTAL	756,617
		Transportation - Services – 1.3%
100,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	111,437
Annual Shareholder Report
11

Principal Amount or Shares			Value
$200,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Company Guarantee, Series 144A, 7.00%, 10/15/2037	212,626
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	40,764
34,000		Ryder System, Inc., 5.95%, 5/2/2011	34,576
180,000		Ryder System, Inc., Sr. Unsecd. Note, 7.20%, 9/1/2015	206,414
		TOTAL	605,817
		Utility - Electric – 7.6%
200,000		Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	230,424
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	71,885
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	114,319
50,000		Dominion Resources, Inc., Sr. Unsecd. Note, 8.875%, 1/15/2019	65,436
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	53,489
125,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	144,412
160,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 5.75%, 10/1/2041	152,704
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 6.25%, 10/1/2039	102,287
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	60,384
6,000		FirstEnergy Corp., 6.45%, 11/15/2011	6,245
250,000		FirstEnergy Solutions Corp., Company Guarantee, 4.80%, 2/15/2015	262,766
420,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	432,295
64,913	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	72,928
160,000		KCP&L Greater Missouri Operations Co., Sr. Unsecd. Note, 11.875%, 7/1/2012	181,700
180,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	191,666
200,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	275,831
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	49,947
130,000		PSEG Power LLC, Company Guarantee, 2.50%, 4/15/2013	133,061
200,000		PSEG Power LLC, Company Guarantee, 5.125%, 4/15/2020	209,550
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	35,812
80,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	83,093
250,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	237,186
100,000		Union Electric Co., 6.00%, 4/1/2018	110,867
150,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	163,107
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	53,911
		TOTAL	3,495,305
		Utility - Natural Gas Distributor – 1.2%
250,000		Atmos Energy Corp., 4.95%, 10/15/2014	268,246
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	26,617
40,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	41,816
120,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	127,833
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	86,988
		TOTAL	551,500
		Utility - Natural Gas Pipelines – 5.5%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	82,000
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	81,389
80,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	75,866
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	112,202
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	52,497
200,000		Enterprise Products Operating LLC, Company Guarantee, 5.25%, 1/31/2020	208,413
415,000		Enterprise Products Operating LLC, Company Guarantee, Series O, 9.75%, 1/31/2014	501,639
200,000		Enterprise Products Operating LP, Company Guarantee, 5.90%, 4/15/2013	217,062
325,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	313,697
Annual Shareholder Report
12

Principal Amount or Shares			Value
$400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 7.125%, 3/15/2012	427,695
100,000		Spectra Energy Capital LLC, Company Guarantee, 5.65%, 3/1/2020	107,005
120,000		Williams Partners LP, 5.25%, 3/15/2020	124,618
260,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	246,760
		TOTAL	2,550,843
		TOTAL CORPORATE BONDS (IDENTIFIED COST $40,274,762)	42,402,414
		Governments/Agencies – 4.7%
		Sovereign – 4.7%
600,000		Brazil, Government of, Sr. Unsecd. Note, 4.875%, 1/22/2021	615,000
200,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	227,000
500,000		Panama, Government of, Sr. Unsecd. Note, 5.20%, 1/30/2020	532,500
190,000		Peru, Government of, 6.55%, 3/14/2037	208,525
100,000	1,2,	State of Qatar, 6.40%, 1/20/2040	107,750
206,000		United Mexican States, 6.75%, 9/27/2034	234,051
210,000		United Mexican States, Note, 5.625%, 1/15/2017	233,830
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,150,927)	2,158,656
		MUTUAL FUND – 2.0%
937,657	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	937,657
		TOTAL INVESTMENTS — 98.9% (IDENTIFIED COST $43,363,346)[5]	45,498,727
		OTHER ASSETS AND LIABILITIES - NET — 1.1%[6]	504,808
		TOTAL NET ASSETS — 100%	$46,003,535

At December 31, 2010, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
7U.S. Treasury Bonds 30-Year Long Futures	5	$610,625	March 2011	$(25,558)
7U.S. Treasury Notes 10-Year Long Futures	10	$1,204,375	March 2011	$(42,757)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(68,315)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $3,609,629, which represented 7.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $3,609,629, which represented 7.8% of total net assets.
3	Affiliated company.
4	7-Day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income producing security.

Annual Shareholder Report

13

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$42,402,414	$ —	$42,402,414
Governments/Agencies	—	2,158,656	—	2,158,656
Mutual Fund	937,657	—	—	937,657
TOTAL SECURITIES	$937,657	$44,561,070	$ —	$45,498,727
OTHER FINANCIAL INSTRUMENTS*	$(68,315)	$ —	$ —	$(68,315)
*	Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT	— Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
14

Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in securities, at value including $937,657 of investments in an affiliated issuer (Note 5) (identified cost $43,363,346)		$45,498,727
Restricted cash		29,750
Income receivable		688,417
Receivable for shares sold		20,611
Receivable for daily variation margin		10,156
TOTAL ASSETS		46,247,661
Liabilities:
Payable for shares redeemed	$16,078
Income distribution payable	195,368
Payable for auditing fees	23,475
Accrued expenses	9,205
TOTAL LIABILITIES		244,126
Net assets for 4,266,326 shares outstanding		$46,003,535
Net Assets Consist of:
Paid-in capital		$43,995,557
Net unrealized appreciation of investments and futures contracts		2,067,066
Accumulated net realized loss on investments and futures contracts		(61,614)
Undistributed net investment income		2,526
TOTAL NET ASSETS		$46,003,535
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$46,003,535 ÷ 4,266,326 shares outstanding, no par value, unlimited shares authorized		$10.78

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
15

Statement of Operations

Year Ended December 31, 2010

Investment Income:
Interest			$2,037,676
Dividends received from an affiliated issuer (Note 5)			892
TOTAL INCOME			2,038,568
Expenses:
Administrative personnel and services fee (Note 5)		$150,000
Custodian fees		7,537
Transfer and dividend disbursing agent fees and expenses		16,789
Directors'/Trustees' fees		2,602
Auditing fees		23,531
Legal fees		6,044
Portfolio accounting fees		75,085
Share registration costs		21,951
Printing and postage		14,785
Insurance premiums		4,316
Miscellaneous		6,522
TOTAL EXPENSES		329,162
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(24,613)
Reimbursement of other operating expenses	(304,549)
TOTAL WAIVER AND REIMBURSEMENT		(329,162)
Net expenses			—
Net investment income			2,038,568
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			241,311
Net realized loss on futures contracts			(139,226)
Net change in unrealized appreciation of investments			1,104,429
Net change in unrealized depreciation of futures contracts			(68,315)
Net realized and unrealized gain on investments and futures contracts			1,138,199
Change in net assets resulting from operations			$3,176,767

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
16

Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,038,568	$1,097,112
Net realized gain on investments and futures contracts	102,085	10,208
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,036,114	2,647,261
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,176,767	3,754,581
Distributions to Shareholders:
Distributions from net investment income	(2,038,582)	(1,096,755)
Share Transactions:
Proceeds from sale of shares	21,869,222	21,280,615
Net asset value of shares issued to shareholders in payment of distributions declared	—	173
Cost of shares redeemed	(7,890,348)	(5,577,148)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,978,874	15,703,640
Change in net assets	15,117,059	18,361,466
Net Assets:
Beginning of period	30,886,476	12,525,010
End of period (including undistributed net investment income of $2,526 and $357, respectively)	$46,003,535	$30,886,476

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report
17

Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

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Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin	$(68,315)*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2010

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(139,226)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Interest rate contracts	$(68,315)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	2,011,820	2,139,587
Shares issued to shareholders in payment of distributions declared	—	19
Shares redeemed	(724,426)	(590,321)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,287,394	1,549,285

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to defaulted securities adjustments.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$2,183	$(2,183)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$2,038,582	$1,096,755

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As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,526
Net unrealized appreciation	$2,135,381
Capital loss carryforwards and deferrals	$(129,927)

At December 31, 2010, the cost of investments for federal tax purposes was $43,363,346. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,135,381. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,469,162 and net unrealized depreciation from investments for those securities having an excess of cost over value of $333,781.

At December 31, 2010, the Fund had a capital loss carryforward of $49,951 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

The Fund used capital loss carryforwards of $111,563 to offset taxable capital gains realized during the year ended December 31, 2010.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, for federal income tax purposes, post October losses of $79,976 were deferred to January 1, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended December 31, 2010, the Adviser reimbursed $304,549 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2010, FAS waived $24,613 of its fee. The net fee paid to FAS was 0.325% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the year ended December 31, 2010, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	208,302	23,329,896	22,600,541	937,657	$937,657	$892

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6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

Purchases	$19,922,017
Sales	$6,907,273

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Corporate Bond Strategy Portfolio:

We have audited the accompanying statement of assets and liabilities of Federated Corporate Bond Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Corporate Bond Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: November 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: November 2007	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
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OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract – May 2010

Federated Corporate Bond Strategy Portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Annual Shareholder Report

27

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Annual Shareholder Report
28

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Annual Shareholder Report
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Corporate Bond Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421P100

36217 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended December 31,		Period Ended 12/31/2008[1]
	2010	2009
Net Asset Value, Beginning of Period	$14.18	$10.41	$10.00
Income From Investment Operations:
Net investment income	1.40	1.27	0.03
Net realized and unrealized gain on investments	0.62	3.92	0.41
TOTAL FROM INVESTMENT OPERATIONS	2.02	5.19	0.44
Less Distributions:
Distributions from net investment income	(1.40)	(1.27)	(0.03)
Distributions from net realized gain on investments	(1.01)	(0.15)	—
TOTAL DISTRIBUTIONS	(2.41)	(1.42)	(0.03)
Net Asset Value, End of Period	$13.79	$14.18	$10.41
Total Return[2]	15.07%	52.35%	4.38%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%	0.00%[3]
Net investment income	9.68%	9.42%	16.78%[3]
Expense waiver/reimbursement[4]	2.92%	7.69%	932.30%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,720	$9,156	$435
Portfolio turnover	125%	40%	0%
1	Reflects operations for the period from December 24, 2008 (date of initial investment) to December 31, 2008.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,100.20	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half-year period).
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value for the 12-month reporting period ended December 31, 2010, was 15.07%. The total return of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI),1 a broad-based securities market index, was 14.94% during the same reporting period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCHY2%ICI.

Market Overview

The high-yield market generated attractive total returns during the reporting period. The major factor behind these attractive returns was the continuing recovery of the domestic economy from the “Great Recession.” While disappointing on the job creation front, the economy managed four consecutive quarters of positive growth. Overall corporate creditworthiness also continued to recover as corporate earnings registered strong gains driven by the improving economy and the benefit of aggressive cost actions taken during the recession. This improvement is illustrated by the decline in default rates from in excess of 10% in 2009 to less than 1% for the first nine months of 2010 according to the Altman High Yield Bond Default and Return Report. The market also benefitted from robust financial market conditions as strength in debt markets allowed companies to term out short and intermediate maturity debt while equity markets surged to post recession highs, raising corporate valuations and contributing to improved investor confidence. Government policies were also accommodating topped off in the fourth quarter by a new quantitative easing campaign (dubbed QE2) and coupled with tax policy initiatives, resulting in rising expectations for 2011's economic prospects. The overall impact of these factors can be illustrated by the decline in the spread between the Credit Suisse High Yield Bond Index2 and comparable Treasurys from 6.34% on December 31, 2009, to 5.71% on December 31, 2010.

Within the high-yield market during the reporting period, major industry sectors that substantially outperformed the BCHY2%ICI included Financial Institutions, Gaming, Transportation, Media – Non Cable and Automotive. While still attractive on an absolute basis, the Electric Utility, Media – Cable, Health Care, Packaging and Energy sectors underperformed the BCHY2%ICI. From a ratings quality perspective, the CCC-rated sector of the BCHY2%ICI returned 16.28%, outperforming the higher quality BB and B-rated quality sectors which returned 14.34% and 13.69%, respectively.

1	The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High-Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Payment-in-kind (PIK) bonds, Eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-emerging countries are included. Original issue zeroes, step-up coupon structures and 144-As are also included. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
2	The Credit Suisse High-Yield Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cash flows.

Annual Shareholder Report

Fund Performance

The Fund outperformed the BCHY2%ICI for the reporting period. The Fund was negatively impacted by an underweight relative to the BCHY2%ICI in the strong performing Financial sector as well as poor security selection in this sector. The Fund was also negatively impacted by underperforming security selection, relative to the BCHY2%ICI, in the Wireless Communication, Lodging, Services, Paper and Consumer Products industry sectors. Specific Fund holdings that substantially underperformed the BCHY2%ICI included: Texas Competitive Electric Holdings, Dynegy, Sitel, Hawker Beechcraft and Dean Foods.

During the period, the Fund benefitted from strong security selection relative to the BCHY2%ICI in the Media – Non Cable, Chemicals, Media – Cable, Automotive and Aerospace & Defense industry sectors. Superior security selection in the Health Care sector offset the negative effect of an overweight in this underperforming sector. The Fund also benefitted from its underweight in the weak performing Electric, Utility and Supermarket sectors and its overweight in the strong performing Gaming sector. The Fund was also helped by its overweight in the outperforming CCC-rated quality sector somewhat offset by a less aggressive investment posture within this low-quality sector. Specific Fund holdings that substantially outperformed the BCHY2%ICI included: Affinity Group, Baker & Taylor, Foxco Acquisition, Ally Financial preferred stock and Nexstar Broadcasting.

Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Federated High-Yield Strategy Portfolio (the “Fund”) from December 24, 2008 (start of performance) to December 31, 2010, compared to the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	15.07%
Start of Performance (12/24/2008)	34.82%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At December 31, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets[2]
Media — Non-cable	9.1%
Health Care	8.7%
Technology	8.6%
Financial Institutions	7.1%
Energy	6.1%
Retailers	5.6%
Gaming	5.2%
Consumer Products	4.7%
Industrial — Other	4.5%
Automotive	4.0%
Food & Beverage	4.0%
Utility — Natural Gas	3.8%
Chemicals	3.7%
Wireless Communications	3.7%
Packaging	3.2%
Other[3]	17.8%
Cash Equivalents[4]	1.1%
Other Assets and Liabilities — Net[5]	(0.9)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

December 31, 2010

Shares			Value
		MUTUAL FUND – 101.7%
1,509,761	[1]	High Yield Bond Portfolio	9,888,931
		TOTAL INVESTMENTS — 101.7% (IDENTIFIED COST $9,770,448)[2]	9,888,931
		OTHER ASSETS AND LIABILITIES - NET — (1.7)%[3]	(168,521)
		TOTAL NET ASSETS — 100%	$9,720,410
1	Affiliated company.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value. High Yield Bond Portfolio (HYCORE) is an affiliated partnership offered only to registered investment companies and other accredited investors.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in an affiliated issuer (Note 5) (identified cost $9,770,448)		$9,888,931
Receivable for shares sold		25,660
TOTAL ASSETS		9,914,591
Liabilities:
Payable for investments purchased	$25,667
Bank overdraft	20,219
Income distribution payable	114,316
Payable for Directors'/Trustees' fees	562
Payable for auditing fees	23,476
Payable for portfolio accounting fees	3,459
Accrued expenses	6,482
TOTAL LIABILITIES		194,181
Net assets for 704,895 shares outstanding		$9,720,410
Net Assets Consist of:
Paid-in capital		$9,558,198
Net unrealized appreciation of investments		118,483
Accumulated net realized gain on investments		43,729
TOTAL NET ASSETS		$9,720,410
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$9,720,410 ÷ 704,895 shares outstanding, no par value, unlimited shares authorized		$13.79

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations

Year Ended December 31, 2010

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$960,322
Expenses:
Administrative personnel and services fee (Note 5)		$150,000
Custodian fees		4,669
Transfer and dividend disbursing agent fees and expenses		17,921
Directors'/Trustees' fees		2,467
Auditing fees		23,532
Legal fees		7,141
Portfolio accounting fees		41,935
Share registration costs		20,500
Printing and postage		17,166
Insurance premiums		4,289
Miscellaneous		572
TOTAL EXPENSES		290,192
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(24,900)
Reimbursement of other operating expenses	(265,292)
TOTAL WAIVER AND REIMBURSEMENT		(290,192)
Net expenses			—
Net investment income			960,322
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on sales of investments in an affiliated issuer (Note 5)			590,631
Net change in unrealized appreciation of investments			(395,827)
Net realized and unrealized gain on investments			194,804
Change in net assets resulting from operations			$1,155,126

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$960,322	$310,986
Net realized gain on investments	590,631	198,614
Net change in unrealized appreciation/depreciation of investments	(395,827)	497,171
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,155,126	1,006,771
Distributions to Shareholders:
Distributions from net investment income	(960,322)	(310,986)
Distributions from net realized gain on investments	(646,491)	(99,025)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,606,813)	(410,011)
Share Transactions:
Proceeds from sale of shares	10,384,450	9,276,822
Net asset value of shares issued to shareholders in payment of distributions declared	—	73
Cost of shares redeemed	(9,368,423)	(1,153,074)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,016,027	8,123,821
Change in net assets	564,340	8,720,581
Net Assets:
Beginning of period	9,156,070	435,489
End of period	$9,720,410	$9,156,070

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Annual Shareholder Report

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	718,652	700,163
Shares issued to shareholders in payment of distributions declared	—	5
Shares redeemed	(659,617)	(96,143)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	59,035	604,025

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$1,599,929	$410,011
Long-term capital gains	$6,884	$ —
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Annual Shareholder Report

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income[2]	$43,729
Net unrealized appreciation	$118,483
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.

At December 31, 2010, the cost of investments for federal tax purposes was $9,770,448. The net unrealized appreciation of investments for federal tax purposes was $118,483. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $118,483.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended December 31, 2010, the Adviser reimbursed $265,292 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2010, FAS waived $24,900 of its fee. The net fee paid to FAS was 1.261% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the year ended December 31, 2010, the Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2010	Value	Dividend Income
High Yield Bond Portfolio	1,468,009	1,942,841	1,901,089	1,509,761	$9,888,931	$960,322

The Fund invests in HYCORE, a portfolio of Federated Core Trust (“Core Trust”) which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Investors, Inc. receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of HYCORE. The financial statements of HYCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 101.7% of its net assets at December 31, 2010. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.

Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended December 31, 2010, were as follows:

Purchases	$12,448,432
Sales	$12,003,446

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2010, the amount of long-term capital gains designated by the Fund was $6,884.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated High-Yield Strategy Portfolio:

We have audited the accompanying statement of assets and liabilities of Federated High-Yield Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated High-Yield Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2011

Annual Shareholder Report

Financial Highlights – High Yield Bond Portfolio

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$6.27	$4.57	$6.61	$6.88	$6.71
Income From Investment Operations:
Net investment income	0.61	0.57	0.58	0.58	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.29	1.69	(2.04)	(0.28)	0.17
TOTAL FROM INVESTMENT OPERATIONS	0.90	2.26	(1.46)	0.30	0.75
Less Distributions:
Distributions from net investment income	(0.62)	(0.56)	(0.58)	(0.57)	(0.58)
Net Asset Value, End of Period	$6.55	$6.27	$4.57	$6.61	$6.88
Total Return[1]	15.06%	51.79%	(23.53)%	4.48%	11.67%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%	0.03%	0.03%	0.03%
Net investment income	9.41%	11.01%	10.02%	8.20%	8.45%
Expense waiver/reimbursement[2]	0.10%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,995,842	$1,609,205	$887,322	$843,319	$823,555
Portfolio turnover	37%	20%	16%	35%	33%
1	Based on net asset value.
2	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Shareholder Expense Example (unaudited) – High Yield Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,100.10	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Management's Discussion of Fund Performance (unaudited) – High Yield Bond Portfolio

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2010 was 15.06%. The total return of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI),1 a broad-based securities market index, was 14.94% during the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the BCHY2%ICI.

Market Overview

The high-yield market generated attractive total returns during the reporting period. The major factor behind these attractive returns was the continuing recovery of the domestic economy from the “Great Recession.” While disappointing on the job creation front, the economy managed four consecutive quarters of positive growth. Overall corporate creditworthiness also continued to recover as corporate earnings registered strong gains driven by the improving economy and the benefit of aggressive cost actions taken during the recession. This improvement is illustrated by the decline in default rates from in excess of 10% in 2009 to less than 1% for the first nine months of 2010 according to the Altman High Yield Bond Default and Return Report. The market also benefitted from robust financial market conditions as strength in debt markets allowed companies to term out short and intermediate maturity debt while equity markets surged to post recession highs raising corporate valuations and contributing to improved investor confidence. Government policies were also accommodating, topped off in the fourth quarter by a new quantitative easing campaign (dubbed QE2) coupled with tax policy initiatives resulting in rising expectations for 2011's economic prospects. The overall impact of these factors can be illustrated by the decline in the spread between the Credit Suisse High Yield Bond Index2 and comparable Treasurys from 6.34% on December 31, 2009 to 5.71% on December 31, 2010.

Within the high-yield market during the reporting period, major industry sectors that substantially outperformed the BCHY2%ICI included Financial Institutions, Gaming, Transportation, Media  –  Non Cable and Automotive. While still attractive on an absolute basis, the Electric Utility, Media – Cable, Health Care, Packaging and Energy sectors underperformed the BCHY2%ICI. From a ratings quality perspective, the CCC-rated sector of the BCHY2%ICI returned 16.28%, outperforming the higher quality BB and B-rated quality sectors which returned 14.34% and 13.69% respectively.

Fund Performance

The Fund outperformed the BCHY2%ICI for the reporting period. The Fund was negatively impacted by an underweight relative to the BCHY2%ICI in the strong performing Financial sector as well as poor security selection in this sector. The Fund was also negatively impacted by underperforming security selection relative to the BCHY2%ICI in the Wireless Communication, Lodging, Services, Paper and Consumer Products industry sectors. Specific fund holdings that substantially underperformed the BCHY2%ICI included: Texas Competitive Electric Holdings, Dynegy, Sitel, Hawker Beechcraft and Dean Foods.

During the reporting period, the Fund benefitted from strong security selection relative to the BCHY2%ICI in the Media – Non Cable, Chemicals, Media – Cable, Automotive and Aerospace & Defense industry sectors. Superior security selection in the Health Care sector offset the negative effect of an overweight in this underperforming sector. The Fund also benefitted from its underweight in the weak performing Electric Utility and Supermarket sectors and its overweight in the strong performing Gaming sector. The Fund was also helped by its overweight in the outperforming CCC-rated quality sector, somewhat offset by a less aggressive investment posture within this low-quality sector. Specific fund holdings that substantially outperformed the BCHY2%ICI included: Affinity Group, Baker & Taylor, Foxco Acquisition, Ally Financial preferred stock and Nexster Broadcasting.

1	The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers the universe of fixed-rate, noninvestment-grade debt. Payment-in-kind (PIK) bonds, eurobonds and debt issues from countries designated as emerging markets (e.g., Argentina, Brazil, Venezuela, etc.) are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included. Original issue zeroes, step-up coupon structures and 144-As are also included. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
2	The Credit Suisse High Yield Index serves as a benchmark to evaluate the performance of low-quality bonds. Low quality is defined as those bonds in the range from BB to CCC and defaults. Investments cannot be made in an index. The index is unmanaged, and unlike the Fund, is not affected by cash flows.
Annual Shareholder Report

GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the High Yield Bond Portfolio (the “Fund”) from December 31, 2000 to December 31, 2010, compared to the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	15.06%
5 Years	9.28%
10 Years	9.01%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCHY2%ICI has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCHY2%ICI is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited) – High Yield Bond Portfolio

At December 31, 2010, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Media — Non-Cable	9.3%
Health Care	8.5%
Technology	7.7%
Financial Institutions	7.3%
Energy	6.0%
Retailers	5.5%
Gaming	5.1%
Consumer Products	4.6%
Industrial — Other	4.4%
Automotive	3.9%
Food & Beverage	3.9%
Utility — Natural Gas	3.8%
Chemicals	3.6%
Wireless Communications	3.6%
Packaging	3.1%
Services	2.6%
Other[2]	15.2%
Cash Equivalents[3]	1.1%
Other Assets and Liabilities — Net[4]	0.8%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund's adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments

December 31, 2010

Principal Amount or Shares			Value
		Corporate Bonds – 97.9%
		Aerospace/Defense – 1.7%
$3,950,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	4,112,938
5,525,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	5,697,656
2,875,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	2,950,469
2,200,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	1,259,500
1,875,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	1,940,625
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	2,047,500
2,500,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	2,687,500
2,013,614	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	2,187,288
11,600,000	[1,2]	TransDigm, Inc., Series 144A, 7.75%, 12/15/2018	12,064,000
		TOTAL	34,947,476
		Automotive – 3.9%
3,465,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	3,863,475
325,000	[1,2]	Affinia Group, Inc., Sr. Sub. Note, Series 144A, 9.00%, 11/30/2014	335,563
700,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	785,750
3,700,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	4,181,000
3,950,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	4,206,750
2,700,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.039%, 1/13/2012	2,727,135
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,515,637
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,119,257
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,894,146
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	5,893,418
10,575,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	11,831,257
4,675,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	5,447,913
12,700,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	4,318,000
1,675,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	1,800,625
800,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	874,000
3,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	3,348,000
4,600,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	4,991,000
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	5,289,375
1,675,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,884,375
4,400,000	[1,2]	Tenneco Automotive, Inc., Company Guarantee, Series 144A, 6.875%, 12/15/2020	4,521,000
425,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, Series 144A, 7.75%, 8/15/2018	452,625
3,500,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,780,000
		TOTAL	78,060,301
		Building Materials – 1.4%
750,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	785,625
2,125,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	2,172,813
1,925,000	[1,2]	Interline Brands, Inc., Company Guarantee, Series 144A, 7.00%, 11/15/2018	1,963,500
7,375,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	7,872,812
1,823,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,843,509
3,075,000	[1,2]	Nortek Holdings, Inc., Sr. Note, 10.00%, 12/1/2018	3,190,312
4,990,108		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	5,339,416
4,500,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	4,837,500
		TOTAL	28,005,487
		Chemicals – 3.6%
2,675,000		Ashland, Inc., Company Guarantee, 9.125%, 6/1/2017	3,096,312
Annual Shareholder Report

Principal Amount or Shares			Value
$350,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 6.875%, 5/1/2018	375,375
600,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 7.125%, 5/1/2020	658,500
1,150,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	1,190,250
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,296,250
1,650,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,749,000
7,825,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,402,094
2,275,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 9.00%, 11/15/2020	2,411,500
6,900,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	6,710,250
3,300,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,605,250
3,900,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	4,231,500
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,747,625
4,925,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 9.00%, 1/15/2021	5,208,187
1,400,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	1,435,000
550,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	598,813
5,775,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	5,933,812
1,800,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	1,822,500
2,625,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,857,969
6,900,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,590,000
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,478,125
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	961,509
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,192,425
1,925,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	2,045,313
		TOTAL	72,597,559
		Construction Machinery – 1.0%
1,975,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	2,167,563
2,925,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	3,085,875
3,625,000		Rental Service Corp., Sr. Note, Series WI, 10.25%, 11/15/2019	4,060,000
1,575,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,779,750
7,800,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	7,975,500
		TOTAL	19,068,688
		Consumer Products – 4.6%
7,225,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	7,351,438
6,125,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	7,074,375
3,075,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	3,351,750
7,425,000		Easton Bell Sports, Inc., Sr. Secd. Note, 9.75%, 12/1/2016	8,186,063
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	8,893,500
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,132,813
1,875,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	2,025,000
725,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	754,000
1,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	1,350,009
2,700,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	3,064,500
10,225,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	10,506,187
8,575,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	9,303,875
9,420,770		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	10,563,038
2,025,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	2,227,500
13,725,000	[1,2]	Visant Corp., Sr. Note, Series 144A, 10.00%, 10/1/2017	14,617,125
		TOTAL	91,401,173
		Energy – 6.0%
7,325,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	6,958,750
Annual Shareholder Report

Principal Amount or Shares			Value
$6,675,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	6,508,125
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	1,083,063
4,700,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	4,888,000
5,950,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	6,426,000
1,300,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,322,750
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,462,500
3,225,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	3,652,312
3,500,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,465,000
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,687,125
1,750,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	1,916,250
5,825,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	5,999,750
4,100,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	4,264,000
3,825,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	3,930,187
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,456,000
2,142,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,334,780
6,100,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	6,008,500
925,000	[1,2]	Frac Tech Services LLC, Company Guarantee, Series 144A, 7.125%, 11/15/2018	941,188
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	5,005,937
2,575,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	2,961,250
4,725,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	5,114,812
3,400,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	3,502,000
8,725,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	8,288,750
5,925,000	[1,2]	PHI, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 10/15/2018	6,102,750
8,400,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	8,526,000
2,000,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,136,208
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,239,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,115,000
2,825,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,959,188
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,665,625
1,075,000	[1,2]	Sandridge Energy, Inc., Company Guarantee, 8.00%, 6/1/2018	1,096,500
1,750,000	[1,2]	Sandridge Energy, Inc., Sr. Unsecd. Note, 9.875%, 5/15/2016	1,859,375
		TOTAL	119,876,675
		Entertainment – 1.6%
7,850,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	8,487,812
7,075,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,694,062
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
4,525,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	4,819,125
3,375,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	3,704,063
6,975,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	7,445,813
		TOTAL	32,150,875
		Financial Institutions – 7.1%
2,874,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	2,967,405
5,550,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	5,799,750
2,717,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,941,153
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	3,887,250
12,275,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	13,533,187
3,800,000	[1,2]	Ally Financial, Inc., Company Guarantee, Series 144A, 7.50%, 9/15/2020	4,004,250
3,375,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	3,379,219
8,825,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	9,035,044
Annual Shareholder Report

Principal Amount or Shares			Value
$40,100,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	40,300,500
4,650,000		Icahn Enterprises LP, Company Guarantee, 8.00%, 1/15/2018	4,673,250
4,300,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	4,633,250
16,125,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	17,334,375
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,134,375
3,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	3,386,719
4,275,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	4,039,875
5,550,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,716,500
14,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	14,513,437
		TOTAL	141,279,539
		Food & Beverage – 3.9%
11,950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	12,547,500
2,250,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.787%, 2/1/2015	2,210,625
3,800,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	4,009,000
925,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144A, 8.50%, 12/15/2018	968,938
9,675,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	8,925,187
6,250,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	6,328,125
7,025,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	7,709,937
7,450,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	7,794,562
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	5,052,500
3,875,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	3,981,563
3,638,000		Reddy Ice Corp., Sr. Secd. Note, 13.25%, 11/1/2015	3,128,680
3,275,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	3,506,297
5,450,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	5,695,250
3,800,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	4,398,500
1,800,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	1,955,250
		TOTAL	78,211,914
		Gaming – 5.1%
5,125,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	5,227,500
8,075,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	8,680,625
2,618,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	2,644,180
7,550,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	7,757,625
11,600,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	13,108,000
6,250,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	6,109,375
16,150,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	15,181,000
525,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	591,938
1,050,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	1,212,750
1,250,000		MGM Mirage, Inc., Sr. Secd. Note, 13.00%, 11/15/2013	1,484,375
1,000,000	[1,2]	MGM Mirage, Inc., Sr. Secd. Note, Series 144A, 9.00%, 3/15/2020	1,105,000
4,000,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	4,360,000
5,875,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	6,359,687
3,000,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	3,168,750
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	4,131,000
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,329,000
4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	4,125,625
5,150,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,023,825
1,125,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	1,167,187
3,650,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	3,951,125
625,000		Wynn Las Vegas LLC, 1st Mtg. Note, 7.75%, 8/15/2020	679,688
Annual Shareholder Report

Principal Amount or Shares			Value
$3,577,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	3,957,056
		TOTAL	101,355,311
		Health Care – 8.5%
6,725,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	6,960,375
4,750,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	4,785,625
6,250,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,718,750
400,000		Bio-Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	436,000
17,800,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	19,758,000
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,591,625
1,800,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	2,070,000
2,900,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	2,907,250
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,705,625
29,790,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	31,987,012
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	11,255,172
9,950,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	10,596,750
6,050,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	6,171,000
7,550,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	7,719,875
1,300,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,345,500
8,700,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	9,091,500
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.834%, 6/1/2015	1,633,000
7,525,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	7,769,562
12,613,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	13,307,671
10,350,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	10,660,500
3,275,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,409,701
3,475,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,617,927
		TOTAL	170,498,420
		Industrial - Other – 4.4%
4,350,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	4,719,750
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,105,844
1,925,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	2,011,625
3,475,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	2,858,188
5,025,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	5,653,125
1,000,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,101,250
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,960,312
5,700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	6,077,625
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,736,625
4,675,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,908,750
7,650,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	7,535,250
4,625,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	4,515,156
4,000,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	4,440,000
4,250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,122,500
7,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,792,750
5,175,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	5,653,687
5,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,457,000
4,575,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	5,043,937
1,150,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	1,230,500
		TOTAL	87,923,874
		Lodging – 0.3%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	4,372,875
Annual Shareholder Report

Principal Amount or Shares			Value
$150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	153,000
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,180,188
477,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	486,540
		TOTAL	6,192,603
		Media - Cable – 1.3%
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,080,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,378,000
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	846,000
4,493,585		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	5,381,068
2,725,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	2,915,750
1,515,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,572,449
8,050,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	9,136,750
		TOTAL	25,310,017
		Media - Non-Cable – 9.3%
1,125,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	1,170,000
8,525,000		Clear Channel Worldwide Company Guarantee, Series B, 9.25%, 12/15/2017	9,377,500
725,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	792,063
7,400,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,696,000
3,675,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, Series 144A, 8.75%, 8/1/2017	3,895,500
5,950,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	6,545,000
5,200,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	39,000
1,575,000	[1,2]	Inmarsat Finance PLC, Company Guarantee, Series 144A, 7.375%, 12/1/2017	1,661,625
19,975,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	21,622,937
2,800,000	[1,2]	Intelsat Jackson Ltd., Sr. Note, Series 144A, 8.50%, 11/1/2019	3,059,000
13,625,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 9.50%, 2/1/2015	14,101,875
4,825,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	5,669,375
3,900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	4,163,250
425,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	490,875
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,805,000
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,519,000
7,375,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	8,167,812
9,150,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	7,914,750
4,690,083		Nexstar Broadcasting Group, Inc., Company Guarantee, 0.50/0.07%, 1/15/2014	4,584,556
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	2,235,188
1,550,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, 8.875%, 4/15/2017	1,654,625
5,100,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	5,380,500
3,775,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	4,379,000
5,100,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	5,928,750
2,475,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	2,574,000
4,750,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	4,916,250
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,801,250
2,525,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,619,688
7,023,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	7,321,477
7,100,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	7,739,000
4,450,000	[1,2]	Sirius XM Radio, Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	4,839,375
9,325,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	9,651,375
3,718,905	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	4,035,012
725,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	797,500
5,650,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	6,751,750
Annual Shareholder Report

Principal Amount or Shares			Value
$4,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,694,688
		TOTAL	185,594,546
		Metals & Mining – 0.2%
1,825,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	8,213
2,325,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	5,836
4,325,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	4,400,687
		TOTAL	4,414,736
		Packaging – 3.1%
2,750,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,873,750
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	4,013,312
2,425,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,443,188
2,550,000	[1,2]	Bway Holding Co., Sr. Note, Series 144A, 10.00%, 6/15/2018	2,763,563
3,875,000	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.125%, 11/1/2015	3,933,125
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,230,625
7,125,000		Crown Americas, LLC, Sr. Note, 7.75%, 11/15/2015	7,445,625
6,125,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	6,400,625
5,650,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	5,960,750
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,235,000
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,414,438
4,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	4,545,000
3,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	3,644,375
1,850,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,891,625
8,325,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	8,845,312
		TOTAL	62,640,313
		Paper – 1.8%
1,250,000		Boise Paper Holdings, LLC, Company Guarantee, 8.00%, 4/1/2020	1,343,750
5,350,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	5,871,625
1,450,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,522,500
750,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 7.125%, 11/1/2018	778,125
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,147,500
9,575,000	[1,2]	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	10,724,000
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	931,812
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,894,500
1,550,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	1,464,750
5,725,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	6,268,875
3,850,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	4,460,845
		TOTAL	36,408,282
		Restaurants – 1.9%
2,700,000	[1,2]	Blue Acquisition Sub, Inc., Sr. Note, Series 144A, 9.875%, 10/15/2018	2,889,000
9,740,000	[1,2]	DineEquity, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	10,373,100
8,875,000	[1,2]	Dunkin' Finance Corp., Series 144A, 9.625%, 12/1/2018	9,008,125
8,475,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	8,708,063
6,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.802%, 3/15/2014	6,095,000
		TOTAL	37,073,288
		Retailers – 5.5%
5,375,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	6,261,875
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,843,000
8,625,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	8,581,875
950,000		General Nutrition Center, Sr. Sub. Note, 10.75%, 3/15/2015	969,000
Annual Shareholder Report

Principal Amount or Shares			Value
$5,875,000	[1,2]	Gymboree Corp., Sr. Note, 9.125%, 12/1/2018	6,154,062
1,575,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,504,125
5,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	6,827,625
1,525,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	1,517,375
2,325,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	2,330,812
1,250,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	1,234,375
1,125,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	1,122,188
3,400,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	3,400,000
4,725,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	4,158,000
7,925,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, 9.25%, 12/1/2018	8,390,594
2,325,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,447,063
4,725,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	4,996,687
9,950,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	11,019,625
3,825,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	3,997,125
10,100,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	10,579,750
9,125,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	10,448,125
9,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	9,301,875
		TOTAL	109,085,156
		Services – 2.6%
3,575,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	3,986,125
6,800,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	7,327,000
73,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	77,745
8,600,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	8,987,000
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	4,383,438
8,050,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	6,681,500
2,550,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	2,919,750
9,300,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	10,137,000
5,800,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	5,916,000
775,000	[1,2]	West Corp., Sr. Unsecd. Note, Series 144A, 8.625%, 10/1/2018	825,375
		TOTAL	51,240,933
		Technology – 7.7%
5,775,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	5,832,750
5,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	6,150,375
5,375,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	5,442,187
7,675,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	7,914,844
4,300,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	4,278,500
8,675,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	9,369,000
950,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.625%, 7/15/2017	1,004,625
2,300,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.875%, 7/15/2020	2,443,750
6,950,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	7,610,250
6,625,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	7,320,625
7,750,000		GXS Worldwide, Inc., Sr. Secd. Note, 9.75%, 6/15/2015	7,691,875
5,425,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	5,967,500
4,800,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	5,184,000
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	6,969,500
6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,639,705
3,868,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,013,050
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,645,500
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,514,500
Annual Shareholder Report

Principal Amount or Shares			Value
$1,875,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2020	1,800,000
6,175,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	6,144,125
7,325,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	7,416,562
6,525,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	7,226,437
1,250,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.375%, 11/15/2018	1,262,500
1,275,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.625%, 11/15/2020	1,297,313
10,225,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	10,774,594
750,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	778,125
6,725,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	7,733,750
2,375,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,648,125
3,675,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	4,125,188
		TOTAL	154,199,255
		Transportation – 1.6%
5,600,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	6,062,000
5,850,000	[1,2]	Avis Budget Group, Inc., Company Guarantee, Series 144A, 8.25%, 1/15/2019	5,937,750
1,400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	1,543,500
3,750,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 7.375%, 1/15/2021	3,806,250
5,100,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	5,240,250
3,525,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	3,736,500
1,500,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 10/15/2018	1,563,750
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,674,000
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,403,625
		TOTAL	30,967,625
		Utility - Electric – 2.0%
5,800,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	5,742,000
5,175,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	3,480,188
6,000,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	5,190,000
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	957,000
1,288,386	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,224,869
4,925,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	5,035,812
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,264,813
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,625,562
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	5,288,399
9,200,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	5,244,000
		TOTAL	39,052,643
		Utility - Natural Gas – 3.8%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,758,000
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	6,504,750
9,150,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	9,847,687
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,299,666
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,809,778
6,350,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	6,572,250
1,900,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	1,862,000
5,500,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	5,472,500
2,450,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	2,566,375
2,100,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	2,247,000
5,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,788,500
8,050,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	8,754,375
7,425,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	7,981,875
Annual Shareholder Report

Principal Amount or Shares			Value
$1,125,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,240,312
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,349,812
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,019,625
825,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	884,813
		TOTAL	74,959,318
		Wireless Communications – 3.6%
1,175,000	[1]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	1,298,375
4,350,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	5,078,625
8,225,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	8,348,375
2,540,000	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,584,450
3,125,000	[1]	Digicel Ltd., Sr. Note, 8.25%, 9/1/2017	3,218,750
5,800,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,539,000
3,775,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	3,935,438
10,050,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	10,112,812
1,025,000		SBA Communications, Corp., Company Guarantee, 8.00%, 8/15/2016	1,114,688
1,000,000		SBA Communications, Corp., Company Guarantee, 8.25%, 8/15/2019	1,097,500
20,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	20,619,187
1,775,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	1,912,563
7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	7,114,406
		TOTAL	71,974,169
		Wireline Communications – 0.4%
725,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	773,937
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	2,089,294
4,900,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	5,169,500
		TOTAL	8,032,731
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,821,247,087)	1,952,522,907
		COMMON STOCKS – 0.0%
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	1,360
		Other – 0.0%
172	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,682,483)	1,360
		PREFERRED STOCK – 0.2%
		Financial Institutions – 0.2%
4,843	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,470,039)	4,577,392
		MUTUAL FUND – 1.1%
22,314,015	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	22,314,015
		TOTAL INVESTMENTS — 99.2% (IDENTIFIED COST $1,846,713,624)[8]	1,979,415,674
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[9]	16,426,102
		TOTAL NET ASSETS — 100%	$1,995,841,776

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2010, these restricted securities amounted to $624,228,588, which represented 31.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2010, these liquid restricted securities amounted to $603,698,653, which represented 30.2% of total net assets.
Annual Shareholder Report

3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated company.
7	7-Day net yield.
8	The cost of investments for federal tax purposes amounts to $1,839,867,006.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,952,522,907	$0	$1,952,522,907
Equity Securities:
Common Stock
Domestic	—	—	0	0
International	—	—	1,360	1,360
Preferred Stock
Domestic	—	4,577,392	—	4,577,392
Mutual Fund	22,314,015	—	—	22,314,015
TOTAL SECURITIES	$22,314,015	$1,957,100,299	$1,360	$1,979,415,674

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Equity — Domestic Securities	Investments in Equity — International Securities
Balance as of January 1, 2010	$0	$171,691	$1,293
Change in unrealized appreciation/depreciation	—	4,568,093	67
Net purchases (sales)	—	(184,774)	—
Realized gain (loss)	—	(4,555,010)	—
Transfers in and/or out of level 3	—	—	—
Balance as of December 31, 2010	0	$0	$1,360
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at December 31, 2010.	$ —	$ —	$67

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Assets and Liabilities – High Yield Bond Portfolio

December 31, 2010

Assets:
Total investments in securities, at value including $22,314,015 of investments in an affiliated issuer (Note 5) (identified cost $1,846,713,624)		$1,979,415,674
Income receivable		37,179,218
Receivable for shares sold		25,667
TOTAL ASSETS		2,016,620,559
Liabilities:
Bank overdraft denominated in foreign currencies (identified cost $11)	$11
Bank overdraft	1,050
Income distribution payable	20,744,486
Payable for Directors'/Trustees' fees	1,835
Accrued expenses	31,401
TOTAL LIABILITIES		20,778,783
Net assets for 304,798,768 shares outstanding		$1,995,841,776
Net Assets Consist of:
Paid-in capital		$1,928,856,137
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		132,702,050
Accumulated net realized loss on investments, swap contracts and foreign currency transactions		(66,036,973)
Undistributed net investment income		320,562
TOTAL NET ASSETS		$1,995,841,776
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,995,841,776 ÷ 304,798,768 shares outstanding, no par value, unlimited shares authorized		$6.55

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Operations – High Yield Bond Portfolio

Year Ended December 31, 2010

Investment Income:
Interest			$174,030,464
Dividends (including $34,206 received from affiliated issuer (Note 5))			382,996
TOTAL INCOME			174,413,460
Expenses:
Administrative personnel and services fee (Note 5)		$1,448,163
Custodian fees		69,634
Transfer and dividend disbursing agent fees and expenses		14,490
Directors'/Trustees' fees		15,099
Auditing fees		27,631
Legal fees		7,359
Portfolio accounting fees		206,412
Printing and postage		11,800
Insurance premiums		6,721
Miscellaneous		4,985
TOTAL EXPENSES		1,812,294
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(1,448,163)
Reimbursement of other operating expenses	(364,131)
TOTAL WAIVER AND REIMBURSEMENT		(1,812,294)
Net expenses			—
Net investment income			174,413,460
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments			1,175,272
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			81,088,327
Net realized and unrealized gain on investments and foreign currency transactions			82,263,599
Change in net assets resulting from operations			$256,677,059

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Statement of Changes in Net Assets – High Yield Bond Portfolio

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$174,413,460	$134,086,746
Net realized gain (loss) on investments	1,175,272	(16,185,689)
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	81,088,327	377,667,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	256,677,059	495,569,044
Distributions to Shareholders:
Distributions from net investment income	(180,820,404)	(122,632,945)
Share Transactions:
Proceeds from sale of shares	536,950,223	452,138,094
Net asset value of shares issued to shareholders in payment of distributions declared	12,820,982	6,803,050
Cost of shares redeemed	(238,991,030)	(109,993,912)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	310,780,175	348,947,232
Change in net assets	386,636,830	721,883,331
Net Assets:
Beginning of period	1,609,204,946	887,321,615
End of period (including undistributed net investment income of $320,562 and $2,420,618, respectively)	$1,995,841,776	$1,609,204,946

See Notes which are an integral part of the Financial Statements

Annual Shareholder Report

Notes to Financial Statements – High Yield Bond Portfolio

December 31, 2010

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

The Fund's portfolio consists primarily of lower-rated, corporate debt obligations. These lower-rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment-grade bonds. These lower-rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

Annual Shareholder Report

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2010, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	3/16/2010	$1,175,000	$1,298,375
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/06/2009 - 7/20/2009	$4,152,725	$5,078,625
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	2/22/2007 - 7/15/2009	$6,099,156	$8,348,375
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007 - 5/2/2008	$2,448,161	$2,584,450
Digicel Ltd., Sr. Note, 8.25%, 9/1/2017	11/23/2009 - 12/2/2009	$3,074,344	$3,218,750
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006 - 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$1,360
CVC Claims Litigation LLC	3/26/1997 - 5/20/1998	$1,676,091	$0

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	83,555,328	81,350,055
Shares issued to shareholders in payment of distributions declared	2,000,660	1,216,598
Shares redeemed	(37,295,950)	(20,202,869)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	48,260,038	62,363,784

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforwards, defaulted securities and discount accretion/premium amortization on debt securities.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(88,043,522)	$4,306,888	$83,736,634

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$180,820,404	$122,632,945

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$295,243
Net unrealized appreciation	$139,548,668
Capital loss carryforwards and deferrals	$(72,858,272)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for partnerships adjustments, defaulted bond interest and discount accretion/premium amortization on debt securities.

At December 31, 2010, the cost of investments for federal tax purposes was $1,839,867,006. The net unrealized appreciation of investments for federal tax purposes was $139,548,668. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $180,694,793 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,146,125.

Annual Shareholder Report

At December 31, 2010, the Fund had a capital loss carryforward of $66,223,650 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$45,645,596
2016	$1,695,355
2017	$18,882,699

The Fund used capital loss carryforwards of $412,224 to offset taxable capital gains realized during the year ended December 31, 2010. Additionally, capital loss carryforwards of $88,043,522 expired during the year ended December 31, 2010.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, for federal income tax purposes, post October losses of $6,634,622 were deferred to January 1, 2011.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of
Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2010, the Adviser voluntarily reimbursed $364,131 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2010, FAS waived its entire fee of $1,448,163.

Interfund Transactions

During the year ended December 31, 2010, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,419,994 and $0, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2010	Value	Dividend Income
Federated Prime Value Obligations Fund, Institutional Shares	4,816,664	672,351,383	654,854,032	22,314,015	$22,314,015	$34,206

Annual Shareholder Report

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

Purchases	$946,495,993
Sales	$675,992.157

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF High Yield Bond Portfolio:

We have audited the accompanying statement of assets and liabilities of High Yield Bond Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio, a portfolio of Federated Core Trust, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2011

Annual Shareholder Report

Board of Trustee and Trust Officers

The Board of Trustee is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustee who are “interested persons” of the Fund (i.e., “Interested” Trustee) and those who are not (i.e., “Independent” Trustee). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustee listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustee and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: November 2007	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report

OFFICERS

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN AND VICE PRESIDENT Began serving: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Began serving: January 2006	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2010

Federated High Yield Strategy Portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Annual Shareholder Report

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated High-Yield Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421P209

40004 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

ANNUAL SHAREHOLDER REPORT

December 31, 2010

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Year Ended December 31,			Period Ended 12/31/2007[1]
	2010	2009	2008
Net Asset Value, Beginning of Period	$10.16	$10.00	$10.05	$10.00
Income From Investment Operations:
Net investment income	0.49	0.53	0.55	0.02
Net realized and unrealized gain (loss) on investments	0.02	0.18	(0.05)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.51	0.71	0.50	0.07
Less Distributions:
Distributions from net investment income	(0.49)	(0.53)	(0.55)	(0.02)
Distributions from net realized gain on investments	(0.01)	(0.02)	—	—
TOTAL DISTRIBUTIONS	(0.50)	(0.55)	(0.55)	(0.02)
Net Asset Value, End of Period	$10.17	$10.16	$10.00	$10.05
Total Return[2]	5.16%	7.22%	5.17%	0.68%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%	0.00%	0.00%[3]
Net investment income	4.62%	5.27%	5.56%	4.32%[3]
Expense waiver/reimbursement[4]	2.97%	2.96%	3.03%	394.30%[3,5]
Supplemental Data:
Net assets, end of period (000 omitted)	$25,000	$8,291	$10,079	$580
Portfolio turnover	83%	133%	121%	0%
1	Reflects operations for the period from December 20, 2007 (date of initial public investment) to December 31, 2007.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000	$1,007.80	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Management's Discussion of Fund Performance (unaudited)

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2010, was 5.16%. The Barclays Capital Mortgage-Backed Securities Index,1 (BCMBS), a broad-based securities market index, returned 5.37% during the same period. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the Index.

Duration, sector allocation and security selection were the most significant factors affecting Fund performance relative to the unmanaged BCMBS.

MARKET OVERVIEW

Treasury yields followed an uneven path during the year as initial economic growth optimism gave way to concerns over the European sovereign debt crisis as well as the possibility of a “double-dip” recession in the United States. Ultimately, the economic outlook returned to a more constructive stance, and yields bounced significantly above the intra-year lows, however, they declined for the 12-month period. The two-year and ten-year Treasury yields both decreased 54 basis points to 0.59% and 3.29%, respectively.

Although the Federal Reserve's (the “Fed”) agency mortgage-backed securities (MBS) purchase program concluded operation in March 2010 after buying $1.25 trillion of mortgage securities, the Fed followed up with another stimulus plan. An additional quantitative easing program (QE2) was initiated in November 2010. Under QE2, the Fed intends to purchase $600 billion of Treasury securities through June 2011. The Fed is utilizing the Treasury purchase program along with the 0%-0.25% federal funds target rate as the most visible tools to meet their dual mandate of stable prices and maximum employment. Although the economy continued to grow, the rate of growth remained subdued, and Fed concerns over potential deflation appeared to outweigh inflationary anxiety.

Investor demand for higher yielding securities propelled securitized asset classes such as agency and non-agency MBS, agency debentures and commercial mortgage securities to strong gains relative to comparable duration Treasuries.

DURATION STRATEGY2

Duration was below the BCMBS for a significant portion of the reporting period in expectation of higher interest rates. As Treasury market yields declined, the stance acted as a significant drag on performance.

SECTOR ALLOCATION

Non-agency MBS, a sector not represented in the BCMBS, posted strong performance during the reporting period as a lack of new issuance coupled with strong demand for higher yielding fixed-income securities drove spreads tighter. The sector allocation to non-agency MBS positively impacted performance.

Security Selection

Within the MBS allocation, the Fund favored conventional MBS issued by Fannie Mae and Freddie Mac relative to Ginnie Mae issues and 15-year MBS over 30-year MBS. Ginnie Maes outperformed their conventional counterparts from Fannie Mae and Freddie Mac while 30-year MBS topped 15-year mortgage securities. Security selection within the agency MBS sector acted as a drag on performance.

1	The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. Investments cannot be made in an index.
2	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.
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3

GROWTH OF A $10,000 INVESTMENT IN FEDERATED MORTGAGE STRATEGY PORTFOLIO

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Strategy Portfolio (the “Fund”) from December 20, 2007 (start of performance) to December 31, 2010, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	5.16%
Start of Performance (12/20/2007)	6.02%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCMBS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited)

At December 31, 2010, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	102.2%
Non-Agency Mortgage-Backed Securities	2.4%
Cash Equivalents[3],4	0.0%
Repurchase Agreements — Collateral[5]	8.1%
Other Assets and Liabilities — Net[6]	(12.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Represents less than 0.1%.
5	Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments

December 31, 2010

Shares or Principal Amount		Value
	MUTUAL FUND – 100.5%;1
2,496,999	Federated Mortgage Core Portfolio	25,119,812
	Repurchase Agreement – 0.0%
$16,000	Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,972,500,657. (AT COST)	16,000
	TOTAL INVESTMENTS — 100.5% (IDENTIFIED COST $25,223,003)[2]	25,135,812
	OTHER ASSETS AND LIABILITIES - NET — (0.5)%[3]	(136,055)
	TOTAL NET ASSETS — 100%	$24,999,757
1	Affiliated company.
2	The cost of investments for federal tax purposes amounts to $25,261,801.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds*	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Mutual Fund	$25,119,812	$ —	$ —	$25,119,812
Repurchase Agreement	—	16,000	—	16,000
TOTAL SECURITIES	$25,119,812	$16,000	$ —	$25,135,812
*	Federated Mortgage Core Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

December 31, 2010

Assets:
Total investments in securities, at value including $25,119,812 of investments in an affiliated issuer (Note 5) (identified cost $25,223,003)		$25,135,812
Cash		402
Receivable for investments sold		334,665
Receivable for shares sold		10,630
TOTAL ASSETS		25,481,509
Liabilities:
Payable for shares redeemed	$371,030
Income distribution payable	76,776
Payable for auditing fees	23,476
Accrued expenses	10,470
TOTAL LIABILITIES		481,752
Net assets for 2,459,215 shares outstanding		$24,999,757
Net Assets Consist of:
Paid-in capital		$25,127,262
Net unrealized depreciation of investments		(87,191)
Accumulated net realized loss on investments		(39,343)
Distributions in excess of net investment income		(971)
TOTAL NET ASSETS		$24,999,757
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$24,999,757 ÷ 2,459,215 shares outstanding, no par value, unlimited shares authorized		$10.17

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Year Ended December 31, 2010

Investment Income:
Dividends received from affiliated issuers (Note 5)			$465,490
Interest			5
TOTAL INCOME			465,495
Expenses:
Administrative personnel and services fee (Note 5)		$150,000
Custodian fees		6,832
Transfer and dividend disbursing agent fees and expenses		13,935
Directors'/Trustees' fees		2,765
Auditing fees		23,532
Legal fees		6,680
Portfolio accounting fees		41,991
Share registration costs		32,888
Printing and postage		13,799
Insurance premiums		4,270
Miscellaneous		2,431
TOTAL EXPENSES		299,123
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(24,898)
Reimbursement of other operating expenses	(274,225)
TOTAL WAIVER AND REIMBURSEMENT		(299,123)
Net expenses			—
Net investment income			465,495
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments in an affiliated issuer (Note 5)			21,966
Net change in unrealized appreciation of investments			(226,898)
Net realized and unrealized loss on investments			(204,932)
Change in net assets resulting from operations			$260,563

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$465,495	$491,806
Net realized gain on investments	21,966	76,321
Net change in unrealized appreciation/depreciation of investments	(226,898)	36,365
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	260,563	604,492
Distributions to Shareholders:
Distributions from net investment income	(466,641)	(491,662)
Distributions from net realized gain on investments	(29,434)	(13,614)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(496,075)	(505,276)
Share Transactions:
Proceeds from sale of shares	25,217,579	11,866,980
Net asset value of shares issued to shareholders in payment of distributions declared	—	97
Cost of shares redeemed	(8,273,804)	(13,754,086)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	16,943,775	(1,887,009)
Change in net assets	16,708,263	(1,787,793)
Net Assets:
Beginning of period	8,291,494	10,079,287
End of period (including undistributed (distributions in excess of) net investment income of $(971) and $175, respectively)	$24,999,757	$8,291,494

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

December 31, 2010

1. ORGANIZATION

Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return, by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

Annual Shareholder Report

10

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	2,450,584	1,170,174
Shares issued to shareholders in payment of distributions declared	—	9
Shares redeemed	(807,306)	(1,362,259)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,643,278	(192,076)

4. FEDERAL TAX INFORMATION

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income[1]	$490,915	$491,662
Long-term capital gains	$5,160	$13,614
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of ordinary income	$(971)
Net unrealized depreciation	$(125,989)
Capital loss deferrals	$(545)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales.

At December 31, 2010, the cost of investments for federal tax purposes was $25,261,801. The net unrealized depreciation of investments for federal tax purposes was $125,989. This consists of net unrealized depreciation from investments for those securities having an excess of cost over value of $125,989.

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Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, for federal income tax purposes, post October losses of $545 were deferred to January 1, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the year ended December 31, 2010, the Adviser reimbursed $274,225 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2010, FAS waived $24,898 of its fee. The net fee paid to FAS was 1.242% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. For the year ended December 31, 2010, the Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving affiliated holdings during the year ended December 31, 2010, were as follows:

Affiliates	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2010	Value	Dividend Income
Federated Mortgage Core Portfolio	828,065	2,558,048	889,114	2,496,999	$25,119,812	$465,482
Federated Government Obligations Fund, Institutional Shares	45,118	1,673,429	1,718,547	—	$ —	$8
TOTAL OF AFFILIATED TRANSACTIONS	873,183	4,231,477	2,607,661	2,496,999	$25,119,812	$465,490

The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 100.5% of its net assets at December 31, 2010. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

Purchases	$25,978,857
Sales	$9,020,517
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7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

10. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2010, the amount of long-term capital gains designated by the Fund was $5,160.

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Report of Independent Registered Public Accounting Firm

TO THE BOARD OF Trustees of Federated Managed Pool Series AND SHAREHOLDERS OF Federated Mortgage Strategy Portfolio:

We have audited the accompanying statement of assets and liabilities of Federated Mortgage Strategy Portfolio (the “Fund”) (one of the portfolios constituting Federated Managed Pool Series), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Mortgage Strategy Portfolio, a portfolio of Federated Managed Pool Series, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2011

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Financial Highlights – Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

Year Ended December 31	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$10.05	$9.89	$9.93	$9.88	$9.91
Income From Investment Operations:
Net investment income	0.44[1]	0.53	0.55	0.57	0.56
Net realized and unrealized gain (loss) on investments	0.06	0.16	(0.04)	0.05	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.50	0.69	0.51	0.62	0.53
Less Distributions:
Distributions from net investment income	(0.49)	(0.53)	(0.55)	(0.57)	(0.56)
Net Asset Value, End of Period	$10.06	$10.05	$9.89	$9.93	$9.88
Total Return[2]	5.04%	7.09%	5.28%	6.48%	5.49%
Ratios to Average Net Assets:
Net expenses	0.00%	0.00%	0.00%[3]	0.02%	0.03%
Net investment income	4.37%	4.86%	5.22%	5.66%	5.55%
Expense waiver/reimbursement[4]	0.10%	0.10%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,959,812	$2,034,884	$1,918,613	$1,879,760	$1,230,612
Portfolio turnover	176%	156%	186%	285%	335%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	60%	50%	43%	55%	109%
1	Per share number has been calculated using the average shares method.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

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Shareholder Expense Example (unaudited) – Federated Mortgage Core Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2010	Ending Account Value 12/31/2010	Expenses Paid During Period[1]
Actual	$1,000.00	$1,007.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,025.21	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
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Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Management's Discussion of Fund Performance (unaudited) – Federated Mortgage Core Portfolio

The Fund's total return, based on net asset value, for the 12-month reporting period ended December 31, 2010, was 5.04%. The Barclays Capital Mortgage-Backed Securities Index (BCMBS),1 a broad-based securities market index, returned 5.37%. The Fund's total return reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the Index.

Duration, sector allocation and security selection were the most significant factors affecting Fund performance relative to the unmanaged BCMBS.

MARKET OVERVIEW

Treasury yields followed an uneven path during the year as initial economic growth optimism gave way to concerns over the European sovereign debt crisis as well as the possibility of a “double-dip” recession in the United States. Ultimately, the economic outlook returned to a more constructive stance, and yields bounced significantly above the intra-year lows, however, they declined for the 12-month period. The two-year and ten-year Treasury yields both decreased 54 basis points to 0.59% and 3.29%, respectively.

Although the Federal Reserve's (the “Fed”) agency mortgage-backed securities (MBS) purchase program concluded operation in March 2010 after buying $1.25 trillion of mortgage securities, the Fed followed up with another stimulus plan. An additional quantitative easing program (QE2) was initiated in November 2010. Under QE2, the Fed intends to purchase $600 billion of Treasury securities through June 2011. The Fed is utilizing the Treasury purchase program along with the 0%-0.25% federal funds target rate as the most visible tools to meet their dual mandate of stable prices and maximum employment. Although the economy continued to grow, the rate of growth remained subdued, and Fed concerns over potential deflation appeared to outweigh inflationary anxiety.

Investor demand for higher yielding securities propelled securitized asset classes such as agency and non-agency MBS, agency debentures and commercial mortgage securities to strong gains relative to comparable duration Treasuries.

DURATION STRATEGY

Duration was below benchmark for a significant portion of the reporting period in expectation of higher interest rates. As Treasury market yields declined, the stance acted as a significant drag on performance.

SECTOR ALLOCATION

Non-agency MBS posted strong performance during the period as a lack of new issuance coupled with strong demand for higher yielding fixed-income securities drove spreads tighter. The sector allocation to non-agency MBS positively impacted performance.

Security Selection

Within the MBS allocation, the Fund favored conventional MBS issued by Fannie Mae and Freddie Mac relative to Ginnie Mae issues and 15-year MBS over 30-year MBS. Ginnie Maes outperformed their conventional counterparts from Fannie Mae and Freddie Mac while 30-year MBS topped 15-year mortgage securities. Security selection within the agency MBS sector acted as a drag on performance.

1	The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index composed of all fixed securities mortgage pools by Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. Investments cannot be made in an index.
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GROWTH OF A $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in Federated Mortgage Core Portfolio (the “Fund”) from December 31, 2000 to December 31, 2010, compared to the Barclays Capital Mortgage-Backed Securities Index (BCMBS).2

Average Annual Total Returns for the Period Ended 12/31/2010
1 Year	5.04%
5 Years	5.87%
10 Years	5.79%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1	The Fund's performance assumes the reinvestment of all dividends and distributions. The BCMBS has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The BCMBS is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged, and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
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Portfolio of Investments Summary Table (unaudited) – Federated Mortgage Core Portfolio

At December 31, 2010, the Fund's portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	101.7%
Non-Agency Mortgage-Backed Securities	2.4%
Repurchase Agreements — Collateral[2]	8.1%
Other Assets and Liabilities — Net[3]	(12.2)%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments – Federated Mortgage Core Portfolio

December 31, 2010

Principal Amount			Value
		Collateralized Mortgage Obligations – 8.5%
		Federal Home Loan Mortgage Corporation – 3.3%
$14,634,322	[1]	REMIC 3144 FB, 0.610%, 4/15/2036	14,561,338
8,375,111	[1]	REMIC 3160 FD, 0.590%, 5/15/2036	8,342,778
4,163,249	[1]	REMIC 3175 FE, 0.570%, 6/15/2036	4,143,512
18,458,900	[1]	REMIC 3179 FP, 0.640%, 7/15/2036	18,430,637
2,298,530	[1]	REMIC 3206 FE, 0.660%, 8/15/2036	2,292,133
10,841,107	[1]	REMIC 3260 PF, 0.560%, 1/15/2037	10,802,204
6,898,087	[1]	REMIC 3296 YF, 0.660%, 3/15/2037	6,812,090
		TOTAL	65,384,692
		Federal National Mortgage Association – 2.8%
1,670,198	[1]	REMIC 2005-63 FC, 0.511%, 10/25/2031	1,654,961
10,106,431	[1]	REMIC 2006-104 FY, 0.601%, 11/25/2036	10,071,593
13,215,648	[1]	REMIC 2006-115 EF, 0.621%, 12/25/2036	13,161,475
3,110,899	[1]	REMIC 2006-43 FL, 0.661%, 6/25/2036	3,104,703
5,821,715	[1]	REMIC 2006-58 FP, 0.561%, 7/25/2036	5,798,780
10,794,249	[1]	REMIC 2006-81 FB, 0.611%, 9/25/2036	10,765,369
10,199,726	[1]	REMIC 2006-85 PF, 0.641%, 9/25/2036	10,152,071
		TOTAL	54,708,952
		Non-Agency Mortgage – 2.4%
5,000,201		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	4,972,729
5,387,168		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,025,796
10,186,538	[1]	Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	9,455,746
4,667,378		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	4,520,722
9,547,040		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	9,002,579
4,146,502		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,047,928
11,007,741		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,232,514
		TOTAL	47,258,014
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $169,368,417)	167,351,658
		Mortgage-Backed Securities – 95.6%
		Federal Home Loan Mortgage Corporation – 60.2%
5,000,000	[2]	3.500%, 1/1/2026	5,034,357
133,347,034	[2]	4.000%, 7/1/2025 - 1/1/2041	135,889,411
494,450,385	[2]	4.500%, 6/1/2019 - 1/1/2041	509,809,058
307,517,040		5.000%, 7/1/2019 - 4/1/2040	323,236,339
140,426,945		5.500%, 3/1/2021 - 12/1/2039	150,095,010
29,573,743		6.000%, 5/1/2014 - 9/1/2037	32,014,365
17,884,761		6.500%, 7/1/2014 - 4/1/2038	19,793,668
2,428,628		7.000%, 12/1/2011 - 9/1/2037	2,724,865
581,009		7.500%, 12/1/2022 - 5/1/2031	655,114
548,389		8.000%, 12/1/2029 - 3/1/2031	618,689
10,808		8.500%, 9/1/2025	12,422
23,114		9.000%, 5/1/2017	25,417
1,004		9.500%, 4/1/2021	1,164
		TOTAL	1,179,909,879
		Federal National Mortgage Association – 27.0%
63,553,441	[2]	4.000%, 7/1/2024 - 1/1/2041	63,909,672
21,334,433		4.500%, 12/1/2019 - 3/1/2039	22,162,706
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Principal Amount			Value
$124,237,942		5.000%, 5/1/2023 - 7/1/2039	131,068,615
170,628,715		5.500%, 9/1/2014 - 7/1/2038	183,219,892
84,180,193		6.000%, 12/1/2013 - 2/1/2039	91,626,861
23,872,280		6.500%, 8/1/2014 - 10/1/2038	26,538,308
8,772,161		7.000%, 3/1/2012 - 6/1/2037	9,827,863
696,549		7.500%, 6/1/2011 - 6/1/2033	784,341
227,384		8.000%, 7/1/2023 - 3/1/2031	257,541
7,226		9.000%, 11/1/2021 - 6/1/2025	8,114
		TOTAL	529,403,913
		Government National Mortgage Association – 8.4%
5,000,000	[2]	4.000%, 1/15/2041	5,036,477
103,285,164		4.500%, 2/15/2039 - 7/15/2040	107,422,066
35,126,107		5.000%, 1/15/2039 - 8/20/2039	37,352,650
3,001,944		5.500%, 12/20/2038	3,232,484
5,915,945		6.000%, 10/15/2028 - 6/15/2037	6,504,318
954,339		6.500%, 10/15/2028 - 2/15/2032	1,076,239
1,075,228		7.000%, 11/15/2027 - 12/15/2031	1,214,233
522,398		7.500%, 4/15/2029 - 1/15/2031	592,610
612,303		8.000%, 1/15/2022 - 11/15/2030	697,545
50,172		8.500%, 3/15/2022 - 9/15/2029	56,864
1,863		9.500%, 10/15/2020	2,162
145,144		12.000%, 4/15/2015 - 6/15/2015	164,391
		TOTAL	163,352,039
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,809,959,817)	1,872,665,831
		Repurchase Agreements – 8.1%
79,770,000	[1]	Interest in $5,850,000,000 joint repurchase agreement 0.25%, dated 12/31/2010 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,850,121,875 on 1/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of these underlying securities was $5,972,500,657.	79,770,000
57,396,000	[1,3]	Interest in $92,395,000 joint repurchase agreement 0.18%, dated 12/16/2010 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $92,410,707 on 1/19/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/20/2040 and the market value of these underlying securities was $95,163,712.	57,396,000
16,110,000	[1,3]	Interest in $21,555,000 joint repurchase agreement 0.16%, dated 12/13/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,557,970 on 1/13/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of this underlying security was $21,988,152.	16,110,000
5,011,000	[1,3]	Interest in $21,486,000 joint repurchase agreement 0.19%, dated 12/20/2010 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $21,489,515 on 1/20/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 4/1/2037 and the market value of this underlying security was $21,917,194.	5,011,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	158,287,000
		TOTAL INVESTMENTS — 112.2% (IDENTIFIED COST $2,137,615,234)[4]	2,198,304,489
		OTHER ASSETS AND LIABILITIES - NET — (12.2)%[5]	(238,492,101)
		TOTAL NET ASSETS — 100%	$1,959,812,388

1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
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4	The cost of investments for federal tax purposes amounts to $2,135,069,021.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of December 31, 2010.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2010.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC	— Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities – Federated Mortgage Core Portfolio

December 31, 2010

Assets:
Total investments in securities, at value (identified cost $2,137,615,234)		$2,198,304,489
Cash		793
Income receivable		7,125,162
Receivable for investments sold		40,914,660
Other receivables		251,754
TOTAL ASSETS		2,246,596,858
Liabilities:
Payable for investments purchased	$281,189,028
Payable for shares redeemed	334,665
Income distribution payable	5,201,497
Payable for Directors'/Trustees' fees	255
Accrued expenses	59,025
TOTAL LIABILITIES		286,784,470
Net assets for 194,892,255 shares outstanding		$1,959,812,388
Net Assets Consist of:
Paid-in capital		$1,943,509,341
Net unrealized appreciation of investments		59,923,821
Accumulated net realized loss on investments and futures contracts		(43,810,431)
Undistributed net investment income		189,657
TOTAL NET ASSETS		$1,959,812,388
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,959,812,388 ÷ 194,892,255 shares outstanding, no par value, unlimited shares authorized		$10.06

See Notes which are an integral part of the Financial Statements

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Statement of Operations – Federated Mortgage Core Portfolio

Year Ended December 31, 2010

Investment Income:
Interest			$74,642,230
Dividends received from an affiliated issuer (Note 5)			15,358
TOTAL INCOME			74,657,588
Expenses:
Administrative personnel and services fee (Note 5)		$1,334,569
Custodian fees		80,692
Transfer and dividend disbursing agent fees and expenses		12,436
Directors'/Trustees' fees		16,008
Auditing fees		25,431
Legal fees		6,803
Portfolio accounting fees		206,792
Printing and postage		9,700
Insurance premiums		6,567
Miscellaneous		4,859
TOTAL EXPENSES		1,703,857
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(1,334,569)
Reimbursement of other operating expenses	(369,288)
TOTAL WAIVER AND REIMBURSEMENT		(1,703,857)
Net expenses			—
Net investment income			74,657,588
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			8,793,513
Net change in unrealized appreciation of investments			(2,346,838)
Net realized and unrealized gain on investments			6,446,675
Change in net assets resulting from operations			$81,104,263

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets – Federated Mortgage Core Portfolio

Year Ended December 31	2010	2009
Increase (Decrease) in Net Assets
Operations:
Net investment income	$74,657,588	$93,616,092
Net realized gain (loss) on investments and futures contracts	8,793,513	(5,246,322)
Net change in unrealized appreciation/depreciation of investments	(2,346,838)	41,927,306
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	81,104,263	130,297,076
Distributions to Shareholders:
Distributions from net investment income	(82,066,785)	(101,394,679)
Share Transactions:
Proceeds from sale of shares	656,774,935	573,215,883
Net asset value of shares issued to shareholders in payment of distributions declared	17,784,906	19,033,256
Cost of shares redeemed	(748,668,620)	(504,881,059)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(74,108,779)	87,368,080
Change in net assets	(75,071,301)	116,270,477
Net Assets:
Beginning of period	2,034,883,689	1,918,613,212
End of period (including undistributed net investment income of $189,657 and $178,351, respectively)	$1,959,812,388	$2,034,883,689

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements – Federated Mortgage Core Portfolio

December 31, 2010

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended December 31, 2010, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2010, tax years 2007 through 2010 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At December 31, 2010, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

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3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended December 31	2010	2009
Shares sold	64,569,656	57,000,954
Shares issued to shareholders in payment of distributions declared	1,750,794	1,897,085
Shares redeemed	(73,987,780)	(50,388,314)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(7,667,330)	8,509,725

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for dollar-roll transactions.

For the year ended December 31, 2010, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$7,420,503	$(7,420,503)

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009, was as follows:

	2010	2009
Ordinary income	$82,066,785	$101,394,679

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$173,908
Net unrealized appreciation	$63,235,468
Capital loss carryforwards and deferrals	$(47,106,329)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and dollar-roll transactions.

At December 31, 2010, the cost of investments for federal tax purposes was $2,135,069,021. The net unrealized appreciation of investments for federal tax purposes was $63,235,468. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $74,207,845 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,972,377.

At December 31, 2010, the Fund had a capital loss carryforward of $43,326,154 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$3,291,397
2014	$18,701,202
2015	$6,318,825
2017	$15,014,730

The Fund used capital loss carryforwards of $7,102,546 to offset taxable capital gains realized during the year ended December 31, 2010.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, for federal income tax purposes, post October losses of $3,780,175 were deferred to January 1, 2011.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of
Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the year ended December 31, 2010, the Adviser voluntarily reimbursed $369,288 of other operating expenses.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended December 31, 2010, FAS waived its entire fee of $1,334,569.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the year ended December 31, 2010, were as follows:

Affiliate	Balance of Shares Held 12/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 12/31/2010	Value	Dividend Income
Federated Government Obligations Fund, Institutional Shares	89,255,497	625,938,237	715,193,734	—	$ —	$15,358

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended December 31, 2010, were as follows:

Purchases	$ —
Sales	$11,817,305

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2010, there were no outstanding loans. During the year ended December 31, 2010, the program was not utilized.

9. Legal Proceedings

Since February 2004, Federated Investors, Inc. and related entities (collectively, “Federated”), have been named as defendants in several lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania. These lawsuits have been consolidated into a single action alleging excessive advisory fees involving one of the Federated-sponsored mutual funds (“Federated Funds”). Federated and its counsel have been defending this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek monetary damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the allegations in these matters will not result in increased redemptions, or reduced sales, of shares of the Federated Funds or other adverse consequences for the Federated Funds.

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Report of Independent Registered Public Accounting Firm – Federated Mortgage Core Portfolio

TO THE BOARD OF Trustees of Federated Core trust AND SHAREHOLDERS OF federated mortgage core portfolio:

We have audited the accompanying statement of assets and liabilities of Federated Mortgage Core Portfolio (the “Fund”) (one of the portfolios constituting Federated Core Trust), including the portfolio of investments, as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, at December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 23, 2011

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Board of Trustees and Trust Officers

The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2010, the Trust comprised four portfolio(s), and the Federated Fund Family consisted of 43 investment companies (comprising 136 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

Interested Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Family's Executive Committee.
Previous Positions: Chairman of the Federated Fund Family; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND Trustee Began serving: October 2005	Principal Occupations: Principal Executive Officer and President of the Federated Fund Family; Director or Trustee of some of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

*	Family relationships and reasons for “interested” status: John F. Donahue is the father of J. Christopher Donahue; both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT Trustees Background

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Nicholas P. Constantakis, CPA Birth Date: September 3, 1939 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorship Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (architecture, engineering and construction services).
Previous Position: Partner, Andersen Worldwide SC.
Qualifications: Public accounting and director experience.
John F. Cunningham Birth Date: March 5, 1943 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee of the Federated Fund Family.
Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.
Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.
Qualifications: Business management and director experience.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Director, Office of Church Relations, Diocese of Pittsburgh; Adjunct Professor of Law, Duquesne University School of Law.
Other Directorships Held: Director, Auberle; Trustee, St. Francis University; Director, Ireland Institute of Pittsburgh; Director, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Saint Thomas More Society, Allegheny County; Director, Carlow University.
Previous Position: Pennsylvania Superior Court Judge.
Qualifications: Legal and director experience.
Peter E. Madden Birth Date: March 16, 1942 Trustee Began serving: November 2005	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Family.
Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, Chief Operating Officer and Director, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.
Qualifications: Business management, mutual fund services and director experience.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee and Chairman of the Audit Committee of the Federated Fund Family; Management Consultant.
Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President, DVC Group, Inc. (marketing, communications and technology).
Qualifications: Banking, business management, education and director experience.
R. James Nicholson Birth Date: February 4, 1938 Trustee Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Family; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.
Other Directorships Held: Director, Horatio Alger Association; Director, The Daniels Fund.
Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.
Qualifications: Legal, government, business management and director experience.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); Director, Midway Pacific (lumber).
Qualifications: Business management, mutual fund, director and investment experience.
John S. Walsh Birth Date: November 28, 1957 Trustee Began serving: November 2005	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Previous Position: Vice President, Walsh & Kelly, Inc.
Qualifications: Business management and director experience.
James F. Will Birth Date: October 12, 1938 Trustee Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chancellor and President, Saint Vincent College.
Other Directorships Held: Trustee, Saint Vincent College; Director, Alleghany Corporation; Trustee, Wheeling Jesuit University; Director, Liberty Tire Recycling.
Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.
Qualifications: Business management, education and director experience.
Annual Shareholder Report
32

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: October 2005	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: October 2005	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: October 2005	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
Robert J. Ostrowski Birth Date: April 26, 1963 CHIEF INVESTMENT OFFICER Began serving: September 2006	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: October 2005	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino has received the Chartered Financial Analyst designation and holds a Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Annual Shareholder Report

33

Evaluation and Approval of Advisory Contract – May 2010

Federated Mortgage Strategy Portfolio (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2010. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Annual Shareholder Report

34

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Annual Shareholder Report
35

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Annual Shareholder Report
36

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mortgage Strategy Portfolio
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421P407

38011 (2/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Nicholas P. Constantakis, Charles F. Mansfield, Jr. and Thomas M. O’Neill.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $94,000

Fiscal year ended 2009 - $86,400

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $97

Fiscal year ended 2009 - $124

Travel to Audit Committee Meetings.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2010 - $0

Fiscal year ended 2009 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2010 – 0%

Fiscal year ended 2009 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2010 - $388,871

Fiscal year ended 2009 - $227,590

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter covered by this report, that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 23, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 23, 2011